Capital Stock - Net Income Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income (loss) from continuing operations, basic									$ (10,844)	$ (6,653)	$ (94)
Income (loss) from discontinued operations									492	(1,707)	438
Net income (loss) attributable to common shareholders	$ (4,015)	$ (4,143)	$ (860)	$ (1,334)	$ (7,297)	$ (691)	$ (354)	$ (18)	(10,352)	(8,360)	344
Income (loss) from continuing operations, diluted									(10,844)	(6,653)	(94)
Income (loss) from discontinued operations									492	(1,707)	438
Net income (loss) attributable to common stock									$ (10,352)	$ (8,360)	$ 344
Income (loss) from continuing operations, shares									378	384	395
Income (loss) from discontinued operations, shares									378	384	395
Income (loss) attributable to common stock, shares									378	384	395
Income (loss) from continuing operations, shares									378	384	395
Income (loss) from discontinued operations, shares									378	384	395
Income (loss) attributable to common stock, shares									378	384	395
Basic income (loss) from continuing operations per share	$ (12.28)	$ (10.91)	$ (2.60)	$ (2.91)	$ (16.77)	$ (1.17)	$ (1.10)	$ 1.35	$ (28.70)	$ (17.32)	$ (0.24)
Basic income (loss) from discontinued operations per share	1.66	(0.04)	0.32	(0.63)	(2.61)	(0.65)	0.18	(1.38)	1.30	(4.44)	1.11
Net income (loss) attributable to common stock, per share	(10.62)	(10.95)	(2.28)	(3.54)	(19.38)	(1.82)	(0.92)	(0.03)	(27.40)	(21.76)	0.87
Diluted income (loss) from continuing operations per share	(12.28)	(10.91)	(2.60)	(2.91)	(16.77)	(1.17)	(1.10)	1.35	(28.70)	(17.32)	(0.24)
Diluted income (loss) from discontinued operations per share	1.66	(0.04)	0.32	(0.63)	(2.61)	(0.65)	0.18	(1.38)	1.30	(4.44)	1.11
Net income (loss) attributable to common stock, per share	$ (10.62)	$ (10.95)	$ (2.28)	$ (3.54)	$ (19.38)	$ (1.82)	$ (0.92)	$ (0.03)	$ (27.40)	$ (21.76)	$ 0.87